Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the financial statements	$71,680,974,169	$63,252,937,108
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts	(171,957,474)	(351,426,347)
Benefit obligations payable	(12,124,866)	(13,656,370)

Net assets available for benefits per Form 5500	$71,496,891,829	$62,887,854,391

The following is a reconciliation of total income per the financial statements to the Form 5500 for the year ended December 31, 2025:

Total Plan interest in the Stable Value Master Trust investment income per the
financial statements	$161,207,334
Adjustment from contract value to fair value for fully benefit-responsive investment contracts
End of year	(171,957,474)
Beginning of year	351,426,347

Total Plan interest in the Stable Value Master Trust investment income per Form 5500	$340,676,207

The following is a reconciliation of benefits paid to Plan participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to Plan participants per the financial statements	$4,802,205,675
Add: Benefit obligations payable at end of year	12,124,866
Less: Benefit obligations payable at beginning of year	(13,656,370)

Benefits paid to Plan participants per Form 5500	$4,800,674,171
Benefit obligations payable and related benefits paid are recorded on Form 5500 for those claims that have been processed and approved for payment prior to December 31 but not yet paid as of that date. For financial statement purposes, such amounts are not recorded until paid.